FAIR VALUE DISCLOSURES, Part 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 20,390	$ 47,487
Difference	366	1,843	1,403
Aggregate Fair Value [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	20,390	47,487	44,801
Contractual Principal [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 20,024	$ 45,644	$ 43,398